Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.22%	0.21%
Total on- and off-balance sheet	$ 949,904	$ 498,921
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,192,006	729,807
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,189,773	727,568
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	639,844	387,220
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	268,616	156,930
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	97,817	46,470
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	30,084	12,226
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,957	13,903
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	156,353	132,287
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,041	1,834
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,727	3,272
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9,214
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,982
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	65,498	53,264
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,615	$ 2,611
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.10%
Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	21.00%
Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	7.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.05%
Total on- and off-balance sheet	$ 910,485	$ 474,045
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,161,816	712,078
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,159,583	709,839
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	611,019	370,095
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	256,614	147,651
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	92,084	43,112
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,671	10,733
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,155	12,211
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	156,299	132,196
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,564	1,420
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,662	3,261
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8,920
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,795
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	64,311	52,704
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,422	$ 2,357
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.14%	1.12%
Total on- and off-balance sheet	$ 33,233	$ 22,418
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,410	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,410	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	24,408	15,587
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	10,695	8,579
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,367	3,349
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,182	1,189
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,919	1,342
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	438	382
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	273
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	92
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	968	413
Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 79	$ 128
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	21.40%	22.42%
Total on- and off-balance sheet	$ 4,408	$ 2,458
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,027	1,685
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,027	1,685
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,869	1,538
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	929	699
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	270	9
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	700	303
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	754	351
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	50	91
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	39	31
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22	11
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	38
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	158	147
Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 114	126
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	6.75%
Total on- and off-balance sheet	$ 1,777
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,753
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,753
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,548
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	378
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	97
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	532
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	129
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	18
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	57
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,193,916	730,696
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,191,683	728,457
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	641,542	388,003
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	268,825	157,091
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	97,920	46,511
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	30,660	12,356
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	26,359	14,154
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	156,394	132,313
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,083	1,869
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,858	3,367
Gross carrying amount | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9,265
Gross carrying amount | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,041
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	41,136	20,342
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	65,648	53,350
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,665	2,670
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	644,206	390,672
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	366,745	203,602
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	57,019	26,510
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	220,442	160,561
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	611,443	370,224
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	256,675	147,678
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	92,124	43,129
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,775	10,757
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,226	12,237
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	156,312	132,205
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,571	1,427
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,681	3,266
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8,968
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,817
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	39,293	19,525
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	64,352	52,721
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,426	2,364
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	613,869	372,588
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	348,800	190,807
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	48,001	22,994
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	217,068	158,787
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	24,697	15,767
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	10,792	8,686
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,398	3,372
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,252	1,204
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,961	1,364
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	15	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	449	393
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	26	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	276
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	110
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,419	748
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	978	419
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	80	130
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	24,777	15,896
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	16,190	12,059
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	6,213	2,567
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,373	1,270
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,731	2,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	968	727
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	290	9
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,012	395
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,031	553
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	67	108
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	63	50
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	133	101
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	58
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	105	68
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	253	210
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	159	176
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,889	2,188
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,258	736
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,042	949
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	589	503
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,671
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	389
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	108
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	620
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	142
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	18
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	17
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	57
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	320
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	66
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,671
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	497
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	762
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	412
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,911)	(889)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,911)	(889)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,698)	(783)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (209)	$ (161)
ECL coverage	0.08%	0.10%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (103)	$ (41)
ECL coverage	0.11%	0.09%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (575)	$ (130)
ECL coverage	1.88%	1.05%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (402)	$ (251)
ECL coverage	1.53%	1.77%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (41)	$ (26)
ECL coverage	0.03%	0.02%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (42)	$ (36)
ECL coverage	2.00%	1.90%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (130)	$ (96)
ECL coverage	2.23%	2.85%
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (51)
ECL coverage	0.56%
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (59)
ECL coverage	1.95%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.21%	0.21%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (151)	$ (86)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (49)	$ (59)
ECL coverage	1.85%	2.21%
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.27%	0.22%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.10%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.72%	1.44%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.21%	0.16%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.60%	0.32%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.45%	0.36%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.01%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.87%	0.91%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.34%	0.18%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.55%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.35%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.08%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.20%	0.33%
Allowance for expected credit loss | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.08%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.53%	0.34%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (473)	$ (154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(473)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(423)	(129)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (62)	$ (27)
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (41)	$ (17)
ECL coverage	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (105)	$ (24)
ECL coverage	0.41%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (71)	$ (26)
ECL coverage	0.32%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (13)	$ (9)
ECL coverage	0.01%	0.01%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ (7)
ECL coverage	0.40%	0.46%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (18)	$ (6)
ECL coverage	0.32%	0.18%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (48)
ECL coverage	0.54%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (22)
ECL coverage	0.79%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.07%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (41)	$ (17)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (4)	$ (7)
ECL coverage	0.17%	0.28%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.37%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (326)	$ (199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(326)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(289)	(180)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (97)	$ (107)
ECL coverage	0.90%	1.23%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (31)	$ (23)
ECL coverage	0.57%	0.70%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (70)	$ (14)
ECL coverage	2.15%	1.20%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (42)	$ (22)
ECL coverage	1.41%	1.61%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (11)	$ 0
ECL coverage	76.16%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (11)	$ (10)
ECL coverage	2.53%	2.56%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1)	$ 0
ECL coverage	3.65%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (3)
ECL coverage	0.99%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (17)
ECL coverage	15.59%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.39%	0.38%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (10)	$ (6)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1)	$ (2)
ECL coverage	1.22%	1.24%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.17%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.79%	1.08%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.80%	1.42%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.10%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (956)	$ (537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(956)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(862)	(474)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (39)	$ (28)
ECL coverage	3.99%	3.81%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (21)	$ 0
ECL coverage	7.13%	2.32%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (312)	$ (92)
ECL coverage	30.83%	23.25%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (277)	$ (203)
ECL coverage	26.89%	36.64%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (17)	$ (17)
ECL coverage	24.87%	15.80%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (24)	$ (19)
ECL coverage	38.01%	37.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (111)	$ (90)
ECL coverage	83.33%	89.01%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (20)
ECL coverage	34.22%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	39.81%	37.69%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (94)	$ (63)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (44)	$ (51)
ECL coverage	27.93%	28.70%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	23.29%	23.98%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	4.72%	3.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	28.84%	31.06%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	43.76%	40.16%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (11)
ECL coverage	2.83%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (11)
ECL coverage	9.80%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (89)
ECL coverage	14.29%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (13)
ECL coverage	8.93%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0
ECL coverage	0.06%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1)
ECL coverage	3.15%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0
ECL coverage	0.07%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	7.37%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	4.34%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	13.29%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%